6. Pro-Forma Financial Information (unaudited) (Details)	3 Months Ended
Mar. 31, 2015 USD ($) $ / shares
Pro-Forma Financial Information (unaudited):
Net revenues	$ 14,566,395
Operating income (loss)	$ (2,313,408)
Net loss per share - basic and fully diluted | $ / shares	$ (.04)